Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital, Share Premium, Reserves
Opening value at January 1	€ 202	€ 149
Currency translation differences	(96)	121	€ (58)
Remeasurements of post-employment benefit obligations, net of tax	70	(68)	0
Ending value at, total other comprehensive income	176	202	149
Currency translation reserve
Capital, Share Premium, Reserves
Opening value at January 1	270	149
Currency translation differences	(96)	121
Ending value at, total other comprehensive income	174	270	€ 149
Post-employment benefit obligations
Capital, Share Premium, Reserves
Opening value at January 1	(68)
Remeasurements of post-employment benefit obligations, net of tax	70	(68)
Ending value at, total other comprehensive income	€ 2	€ (68)